VIA EDGAR

March 27, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BlackRock Funds II
Post-Effective Amendment No. 158 under the Securities Act of 1933 and Amendment No. 160 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 158 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock Aggressive Growth Prepared Portfolio, BlackRock Conservative Prepared Portfolio, BlackRock Growth Prepared Portfolio and BlackRock Moderate Prepared Portfolio, each a series of the Registrant (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to make certain changes to the Fund’s investment process, investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on March 27, 2015. In addition, we note that the BlackRock Aggressive Growth Prepared Portfolio will be renamed BlackRock 80/20 Target Allocation Fund, the BlackRock Conservative Prepared Portfolio will be renamed BlackRock 20/80 Target Allocation Fund, the BlackRock Growth Prepared Portfolio will be renamed BlackRock 60/40 Target Allocation Fund, and the BlackRock Moderate Prepared Portfolio will be renamed BlackRock 40/60 Target Allocation Fund.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8813.

Very truly yours,

/s/ Diana Huffman

Diana Huffman

Enclosures

cc:	Ben Archibald, Esq.